Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment
#: 1
	$ 67,225	Fees	UNITED STATES	snj:US-CA	U.S. Customs and Border Protection of the U.S. Department of Homeland Security [Member]	Exporting for Transmission and Distribution to Customers For U.S. Customs and Border Protection of the U.S. Department of Homeland Security [Member]	Natural Gas [Member]	Sempra California [Member]
#: 2
	727,500	Taxes	UNITED STATES	snj:US-CA	U.S. Customs and Border Protection of the U.S. Department of Homeland Security [Member]	Exporting for Transmission and Distribution to Customers For U.S. Customs and Border Protection of the U.S. Department of Homeland Security [Member]	Natural Gas [Member]	Sempra California [Member]
#: 3
	940,827	Taxes	MEXICO	snj:MX-BCN	Municipio de Ensenada (City of Ensenada) [Member]	Energía Costa Azul For Municipio de Ensenada (City of Ensenada) [Member]	Natural Gas [Member]	Sempra Infrastructure [Member]
#: 4
	19,603,757	Taxes	MEXICO		Tesorería de la Federación (Mexico's Department of Treasury) [Member]	Exporting to Ecogas, Termoeléctrica de Mexicali and Third Parties For Tesorería de la Federación (Mexico's Department of Treasury) [Member]	Natural Gas [Member]	Sempra Infrastructure [Member]
#: 5
	113,664	Fees	MEXICO		Instituto Mexicano del Seguro Social (Mexican Institute of Social Security) [Member]	Exporting to Ecogas, Termoeléctrica de Mexicali and Third Parties For Instituto Mexicano del Seguro Social (Mexican Institute of Social Security) [Member]	Natural Gas [Member]	Sempra Infrastructure [Member]
#: 6
	25,001,177	Taxes	MEXICO	snj:MX-BCN	Tesorería de la Federación (Mexico's Department of Treasury) [Member]	Energía Costa Azul For Tesorería de la Federación (Mexico's Department of Treasury) [Member]	Natural Gas [Member]	Sempra Infrastructure [Member]
#: 7
	1,305,336	Fees	MEXICO	snj:MX-BCN	Tesorería de la Federación (Mexico's Department of Treasury) [Member]	Energía Costa Azul For Tesorería de la Federación (Mexico's Department of Treasury) [Member]	Natural Gas [Member]	Sempra Infrastructure [Member]
#: 8
	841,464	Fees	MEXICO	snj:MX-BCN	Instituto Mexicano del Seguro Social (Mexican Institute of Social Security) [Member]	Energía Costa Azul For Instituto Mexicano del Seguro Social (Mexican Institute of Social Security) [Member]	Natural Gas [Member]	Sempra Infrastructure [Member]
#: 9
	$ 4,139,681	Fees	MEXICO		Centro Nacional de Control del Gas Natural (National Center for Natural Gas Control) [Member]	Exporting to Ecogas, Termoeléctrica de Mexicali and Third Parties For Centro Nacional de Control del Gas Natural (National Center for Natural Gas Control) [Member]	Natural Gas [Member]	Sempra Infrastructure [Member]